Commitments and Contingencies - Additional Information (Detail) (USD $)	4 Months Ended	9 Months Ended		12 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Jan. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2012
Loss Contingencies [Line Items]
Rental expense	$ 8,250	$ 49,620	$ 40,224	$ 57,553
Westlake Village California [Member]
Loss Contingencies [Line Items]
Future minimum payments under operating lease for the remaining three months in 2014		15,282				15,282
Future minimum payments under sublease in 2015		15,282				15,282
Westlake Village California [Member] | Subsequent Event
Loss Contingencies [Line Items]
Lease expiration date					Apr. 30, 2018
Estimated commitment over the term of the sublease					360,000
Brisbane California Sublease
Loss Contingencies [Line Items]
Future minimum payments under operating lease for the remaining three months in 2014		7,224				7,224
Future minimum payments under sublease in 2015		811				811
Lease expiration date		Jan. 31, 2015
South San Francisco California Sublease
Loss Contingencies [Line Items]
Lease expiration date		Jan. 31, 2017
Estimated commitment over the term of the sublease		400,000				400,000
License Agreement With Amgen
Loss Contingencies [Line Items]
Milestone payment payable on achievement of development and regulatory approvals		86,000,000				86,000,000
Sales revenue		1,000,000,000
Contractual obligations due		0		0		0
Milestone payments paid						1,000,000	1,000,000
Payments under license agreement		842,228.0	688,909.0	800,000				100,000
License Agreement With Amgen | Maximum
Loss Contingencies [Line Items]
Milestone payment payable on achievement of development and regulatory approvals		206,000,000				206,000,000
License Agreement With Amgen | Milestone For Clinical Trials
Loss Contingencies [Line Items]
Milestone payment payable on achievement of development and regulatory approvals		14,000,000				14,000,000
License Agreement With Amgen | Favorable Regulatory Action
Loss Contingencies [Line Items]
Milestone payment payable on achievement of development and regulatory approvals		$ 72,000,000				$ 72,000,000